GraniteShares XOUT U.S. Large Cap ETF

September 30, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.89%

Aerospace & Defense - 0.07%
HEICO Corp.	668	$88,089
Air Freight & Logistics - 0.94%
Expeditors International of Washington, Inc.	836	99,593
FedEx Corp.	1,315	288,366
United Parcel Service, Inc., Class B	4,306	784,123
Total Air Freight & Logistics		1,172,082
Auto Components - 0.16%
Aptiv PLC(a)	1,367	203,642
Banks - 0.71%
Fifth Third Bancorp	3,496	148,370
First Republic Bank	850	163,948
SVB Financial Group(a)	279	180,480
Truist Financial Corp.	6,569	385,272
Total Banks		878,070
Beverages - 1.25%
Brown-Forman Corp., Class B	2,332	156,267
Constellation Brands, Inc., Class A	951	200,366
Monster Beverage Corp.(a)	2,512	223,141
PepsiCo, Inc.	6,508	978,869
Total Beverages		1,558,643
Biotechnology - 2.71%
AbbVie, Inc.	8,717	940,303
Alnylam Pharmaceuticals, Inc.(a)	601	113,475
Amgen, Inc.	2,835	602,862
Biogen, Inc.(a)	806	228,090
BioMarin Pharmaceutical, Inc.(a)	938	72,498
Exact Sciences Corp.(a)	900	85,905
Gilead Sciences, Inc.	6,192	432,511
Horizon Therapeutics PLC(a)	1,114	122,028
Incyte Corp.(a)	1,111	76,415
Regeneron Pharmaceuticals, Inc.(a)	517	312,878
Seagen, Inc.(a)	915	155,367
Vertex Pharmaceuticals, Inc.(a)	1,257	228,007
Total Biotechnology		3,370,339
Building Products - 0.06%
Masco Corp.	1,239	68,826
Capital Markets - 3.54%
Bank of New York Mellon Corp.	4,471	231,777
BlackRock, Inc.	782	655,832
Goldman Sachs Group, Inc.	1,763	666,467
Intercontinental Exchange, Inc.	2,790	320,348
MarketAxess Holdings, Inc.	188	79,090
Moody’s Corp.	922	327,411
Morgan Stanley	9,159	891,261
MSCI, Inc.	404	245,769
Nasdaq, Inc.	809	156,153
Raymond James Financial, Inc.	1,028	94,818

Investments	Shares	Value
Capital Markets (continued)
S&P Global, Inc.	1,190	$505,619
T Rowe Price Group, Inc.	1,150	226,205
Total Capital Markets		4,400,750
Chemicals - 0.72%
Celanese Corp.	547	82,400
Dow, Inc.	3,714	213,778
Eastman Chemical Co.	678	68,302
PPG Industries, Inc.	1,170	167,322
Sherwin-Williams Co.	1,303	364,488
Total Chemicals		896,290
Commercial Services & Supplies - 0.46%
Cintas Corp.	547	208,221
Copart, Inc.(a)	1,166	161,748
Waste Connections, Inc.	1,599	201,362
Total Commercial Services & Supplies		571,331
Communications Equipment - 1.17%
Arista Networks, Inc.(a)	384	131,958
Cisco Systems, Inc.	20,703	1,126,864
Motorola Solutions, Inc.	838	194,684
Total Communications Equipment		1,453,506
Consumer Finance - 0.15%
Discover Financial Services	1,521	186,855
Distributors - 0.07%
Pool Corp.	204	88,620
Electrical Equipment - 0.16%
Generac Holdings, Inc.(a)	312	127,505
Plug Power, Inc.(a)	2,943	75,164
Total Electrical Equipment		202,669
Electronic Equipment, Instruments & Components - 0.77%
CDW Corp.	698	127,050
Cognex Corp.	893	71,636
Corning, Inc.	4,242	154,791
Keysight Technologies, Inc.(a)	914	150,161
TE Connectivity, Ltd.	1,646	225,864
Trimble, Inc.(a)	1,279	105,198
Zebra Technologies Corp., Class A(a)	274	141,225
Total Electronic Equipment, Instruments & Components		975,925
Entertainment - 0.64%
Activision Blizzard, Inc.	3,893	301,279
Electronic Arts, Inc.	1,385	197,016
Roku, Inc.(a)	684	214,331
Take-Two Interactive Software, Inc.(a)	586	90,285
Total Entertainment		802,911
Equity Real Estate Investment Trust (REIT) - 0.14%
SBA Communications Corp.	531	175,533
Food & Staples Retailing - 2.61%
Costco Wholesale Corp.	2,159	970,147
Kroger Co.	3,642	147,246
Walgreens Boots Alliance, Inc.	4,423	208,102
Walmart, Inc.	13,614	1,897,520
Total Food & Staples Retailing		3,223,015
Food Products - 0.05%
J M Smucker Co.	526	63,136

Investments	Shares	Value
Health Care Equipment & Supplies - 3.99%
ABIOMED, Inc.(a)	233	$75,846
Align Technology, Inc.(a)	397	264,176
Baxter International, Inc.	2,457	197,617
Boston Scientific Corp.(a)	7,200	312,408
Cooper Cos., Inc.	248	102,501
Danaher Corp.	3,473	1,057,320
Dexcom, Inc.(a)	477	260,852
Edwards Lifesciences Corp.(a)	3,053	345,630
Hologic, Inc.(a)	1,275	94,108
IDEXX Laboratories, Inc.(a)	421	261,820
Insulet Corp.(a)	346	98,344
Intuitive Surgical, Inc.(a)	581	577,601
Masimo Corp.(a)	264	71,467
Medtronic PLC	6,768	848,369
Novocure, Ltd.(a)	534	62,035
ResMed, Inc.	715	188,438
West Pharmaceutical Services, Inc.	365	154,957
Total Health Care Equipment & Supplies		4,973,489
Health Care Providers & Services - 3.20%
AmerisourceBergen Corp.	1,043	124,586
Anthem, Inc.	1,186	442,141
Centene Corp.(a)	2,904	180,948
Cigna Corp.	1,683	336,869
CVS Health Corp.	6,472	549,214
Humana, Inc.	621	241,662
Laboratory Corp. of America Holdings(a)	491	138,187
Molina Healthcare, Inc.(a)	282	76,509
Quest Diagnostics, Inc.	650	94,452
UnitedHealth Group, Inc.	4,556	1,780,211
Total Health Care Providers & Services		3,964,779
Health Care Technology - 0.34%
Cerner Corp.	1,482	104,511
Teladoc Health, Inc.(a)	812	102,970
Veeva Systems, Inc., Class A(a)	768	221,315
Total Health Care Technology		428,796
Hotels, Restaurants & Leisure - 0.41%
Chipotle Mexican Grill, Inc.(a)	140	254,453
Domino’s Pizza, Inc.	189	90,145
Yum! Brands, Inc.	1,475	180,407
Total Hotels, Restaurants & Leisure		525,005
Household Durables - 0.43%
DR Horton, Inc.	1,803	151,399
Garmin, Ltd.	947	147,221
Lennar Corp., Class A	1,518	142,206
NVR, Inc.(a)	18	86,293
Total Household Durables		527,119
Household Products - 0.16%
Church & Dwight Co., Inc.	1,212	100,075
Clorox Co.	606	100,360
Total Household Products		200,435
Insurance - 0.75%
Aon PLC, Class A	1,126	321,777
Arthur J Gallagher & Co.	1,020	151,623
Brown & Brown, Inc.	1,373	76,133

Investments	Shares	Value
Insurance (continued)
Marsh & McLennan Cos., Inc.	2,532	$383,421
Total Insurance		932,954
Interactive Media & Services - 11.86%
Alphabet, Inc., Class A(a)	3,314	8,860,044
Facebook, Inc., Class A(a)	14,153	4,803,387
Match Group, Inc.(a)	1,321	207,384
Pinterest, Inc., Class A(a)	3,339	170,122
Snap, Inc., Class A(a)	7,995	590,591
Zillow Group, Inc., Class A(a)	1,303	115,420
Total Interactive Media & Services		14,746,948
Internet & Direct Marketing Retail - 7.20%
Amazon.com, Inc.(a)	2,527	8,301,295
Chewy, Inc., Class A(a)	2,238	152,430
eBay, Inc.	3,387	235,972
Etsy, Inc.(a)	658	136,838
Wayfair, Inc., Class A(a)	531	135,676
Total Internet & Direct Marketing Retail		8,962,211
IT Services - 6.17%
Accenture PLC, Class A	3,082	985,993
Akamai Technologies, Inc.(a)	802	83,881
Automatic Data Processing, Inc.	2,049	409,636
Cognizant Technology Solutions Corp., Class A	2,585	191,833
EPAM Systems, Inc.(a)	275	156,882
FleetCor Technologies, Inc.(a)	405	105,814
Gartner, Inc.(a)	428	130,061
Global Payments, Inc.	1,403	221,085
GoDaddy, Inc., Class A(a)	856	59,663
MongoDB, Inc.(a)	330	155,598
Okta, Inc.(a)	778	184,651
Paychex, Inc.	1,766	198,587
PayPal Holdings, Inc.(a)	5,825	1,515,723
Square, Inc., Class A(a)	2,306	553,071
Twilio, Inc., Class A(a)	910	290,336
VeriSign, Inc.(a)	557	114,191
Visa, Inc.	10,379	2,311,922
Total IT Services		7,668,927
Leisure Products - 0.11%
Peloton Interactive, Inc., Class A(a)	1,515	131,881
Life Sciences Tools & Services - 1.96%
Agilent Technologies, Inc.	1,503	236,767
Bio-Techne Corp.	195	94,491
Charles River Laboratories International, Inc.(a)	249	102,755
Illumina, Inc.(a)	743	301,368
IQVIA Holdings, Inc.(a)	959	229,719
Mettler-Toledo International, Inc.(a)	114	157,019
PerkinElmer, Inc.	560	97,042
Thermo Fisher Scientific, Inc.	1,938	1,107,237
Waters Corp.(a)	303	108,262
Total Life Sciences Tools & Services		2,434,660
Machinery - 0.55%
Cummins, Inc.	730	163,929
Deere & Co.	1,562	523,380
Total Machinery		687,309

Investments	Shares	Value
Media - 1.70%
Charter Communications, Inc., Class A(a)	1,065	$774,851
Comcast Corp., Class A	22,454	1,255,852
Discovery, Inc., Class A(a)	3,483	88,399
Total Media		2,119,102
Metals & Mining - 0.12%
Nucor Corp.	1,508	148,523
Multiline Retail - 0.63%
Dollar General Corp.	1,138	241,415
Target Corp.	2,415	552,480
Total Multiline Retail		793,895
Oil, Gas & Consumable Fuels - 0.17%
Cheniere Energy, Inc.	1,297	126,678
Diamondback Energy, Inc.	977	92,493
Total Oil, Gas & Consumable Fuels		219,171
Pharmaceuticals - 4.33%
Bristol-Myers Squibb Co.	10,984	649,923
Catalent, Inc.(a)	867	115,372
Eli Lilly & Co.	4,825	1,114,816
Johnson & Johnson	13,158	2,125,018
Merck & Co., Inc.	12,445	934,744
Zoetis, Inc.	2,310	448,463
Total Pharmaceuticals		5,388,336
Professional Services - 0.39%
CoStar Group, Inc.(a)	1,913	164,633
IHS Markit, Ltd.	1,957	228,225
TransUnion	927	104,111
Total Professional Services		496,969
Real Estate Management & Development - 0.13%
CBRE Group, Inc., Class A(a)	1,704	165,901
Road & Rail - 0.20%
JB Hunt Transport Services, Inc.	513	85,784
Old Dominion Freight Line, Inc.	567	162,151
Total Road & Rail		247,935
Semiconductors & Semiconductor Equipment - 8.44%
Advanced Micro Devices, Inc.(a)	6,182	636,128
Analog Devices, Inc.	2,687	450,019
Applied Materials, Inc.	4,587	590,485
Broadcom, Inc.	2,028	983,437
Enphase Energy, Inc.(a)	737	110,528
Entegris, Inc.	688	86,619
Intel Corp.	20,085	1,070,128
KLA Corp.	772	258,242
Lam Research Corp.	714	406,373
Marvell Technology, Inc.	4,111	247,934
Microchip Technology, Inc.	1,413	216,881
Micron Technology, Inc.	5,640	400,327
Monolithic Power Systems, Inc.	226	109,538
NVIDIA Corp.	13,072	2,707,995
ON Semiconductor Corp.(a)	2,203	100,831
Qorvo, Inc.(a)	552	92,289
QUALCOMM, Inc.	5,570	718,419
Skyworks Solutions, Inc.	811	133,637
Teradyne, Inc.	840	91,703
Texas Instruments, Inc.	4,612	886,473

Investments	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc.(a)	1,245	$187,983
Total Semiconductors & Semiconductor Equipment		10,485,969
Software - 16.27%
Adobe, Inc.(a)	2,309	1,329,337
ANSYS, Inc.(a)	426	145,032
Autodesk, Inc.(a)	1,075	306,558
Bill.com Holdings, Inc.(a)	482	128,670
Cadence Design Systems, Inc.(a)	1,371	207,624
Citrix Systems, Inc.	613	65,818
Coupa Software, Inc.(a)	421	92,275
Crowdstrike Holdings, Inc., Class A(a)	1,172	288,054
Datadog, Inc., Class A(a)	1,558	220,223
DocuSign, Inc.(a)	995	256,143
Dynatrace, Inc.(a)	1,479	104,965
Fair Isaac Corp.(a)	141	56,108
Fortinet, Inc.(a)	810	236,552
HubSpot, Inc.(a)	248	167,670
Intuit, Inc.	1,344	725,101
Microsoft Corp.	36,561	10,307,277
NortonLifeLock, Inc.	3,036	76,811
Nuance Communications, Inc.(a)	1,397	76,891
Oracle Corp.	14,037	1,223,044
Palo Alto Networks, Inc.(a)	482	230,878
Paycom Software, Inc.(a)	301	149,221
PTC, Inc.(a)	586	70,197
RingCentral, Inc., Class A(a)	472	102,660
salesforce.com, Inc.(a)	4,650	1,261,173
ServiceNow, Inc.(a)	979	609,202
Splunk, Inc.(a)	832	120,399
SS&C Technologies Holdings, Inc.	1,243	86,264
Synopsys, Inc.(a)	753	225,456
Trade Desk, Inc., Class A(a)	2,302	161,831
Tyler Technologies, Inc.(a)	201	92,189
VMware, Inc., Class A(a)	2,152	320,002
Workday, Inc., Class A(a)	1,254	313,362
Zendesk, Inc.(a)	610	70,998
Zoom Video Communications, Inc., Class A(a)	1,543	403,495
Total Software		20,231,480
Specialty Retail - 3.27%
AutoZone, Inc.(a)	104	176,591
Bath & Body Works, Inc.	1,411	88,935
Best Buy Co., Inc.	1,220	128,966
Burlington Stores, Inc.(a)	327	92,727
CarMax, Inc.(a)	824	105,439
Carvana Co.(a)	825	248,771
Home Depot, Inc.	5,216	1,712,204
Lowe’s Cos., Inc.	3,482	706,359
O’Reilly Automotive, Inc.(a)	339	207,149
RH(a)	110	73,360
TJX Cos., Inc.	5,929	391,195
Tractor Supply Co.	561	113,664
Victoria’s Secret & Co.(a)	470	25,972
Total Specialty Retail		4,071,332

Investments	Shares	Value
Technology Hardware, Storage & Peripherals - 9.44%
Apple, Inc.	79,815	$11,293,823
HP, Inc.	6,057	165,720
NetApp, Inc.	1,150	103,224
Seagate Technology Holdings PLC	1,157	95,476
Western Digital Corp.(a)	1,578	89,062
Total Technology Hardware, Storage & Peripherals		11,747,305
Textiles, Apparel & Luxury Goods - 1.11%
Lululemon Athletica, Inc.(a)	633	256,175
NIKE, Inc., Class B	7,737	1,123,644
Total Textiles, Apparel & Luxury Goods		1,379,819
Trading Companies & Distributors - 0.18%
United Rentals, Inc.(a)	361	126,686
WW Grainger, Inc.	256	100,623
Total Trading Companies & Distributors		227,309
TOTAL COMMON STOCKS
(Cost $103,183,770)		124,287,791

INVESTMENT COMPANY - 0.06%

iShares Core S&P 500 ETF	170	73,239

TOTAL INVESTMENT COMPANY
(Cost $71,728)		73,239

TOTAL INVESTMENTS - 99.95%
(Cost $103,255,498)		$124,361,030

Other Assets In Excess Of Liabilities - 0.05%		65,765

NET ASSETS (100.00%)		$124,426,795

(a)	Non-Income Producing Security.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2021:

GraniteShares XOUT U.S. Large Cap ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$124,287,791	$–	$–	$124,287,791
Investment Company	73,239	–	–	73,239
Total	$124,361,030	$–	$–	$124,361,030

As of September 30, 2021, there were no Level 3 investments held in the Fund.

GraniteShares ETF Trust

Notes to Quarterly Schedules of Investments

September 30, 2021 (Unaudited)

1. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments is disclosed at the end of the Fund’s Schedule of Investments.